OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure of expenses [Abstract]
OPERATING EXPENSES
NOTE 11: OPERATING EXPENSES

	2022 £m	2021 £m	2020 £m
Staff costs:
Salaries	2,511	2,405	2,568
Performance-based compensation (see below)	458	335	117
Social security costs	341	308	287
Pensions and other post-retirement benefit schemes (note 35)	455	538	566
Restructuring costs	50	92	166
Other staff costs	257	207	131
	4,072	3,885	3,835
Premises and equipment costs:
Rent and rates	100	118	117
Repairs and maintenance	137	169	174
Other[1]	95	(26)	176
	332	261	467
Other expenses:
Communications and data processing	1,438	1,181	1,013
Advertising and promotion	170	161	187
Professional fees	265	210	189
UK bank levy	148	132	211
Regulatory and legal provisions (note 37)	255	1,300	464
Other	683	845	643
	2,959	3,829	2,707
Depreciation and amortisation:
Depreciation of property, plant and equipment[2]	1,471	1,839	2,046
Amortisation of acquired value of in-force non-participating investment contracts (note 24)	22	24	26
Amortisation of other intangible assets (note 25)	903	962	660
	2,396	2,825	2,732
Goodwill impairment (note 23)	–	–	4
Total operating expenses	9,759	10,800	9,745
1    Net of profits on disposal of operating lease assets of £197 million (2021: £249 million; 2020: £127 million).
2    Comprising depreciation in respect of premises £114 million (2021: £123 million; 2020: £127 million), equipment £561 million (2021: £779 million; 2020: £680 million), operating lease assets £570 million (2021: £709 million; 2020: £1,011 million) and right-of-use assets £226 million (2021: £228 million; 2020: £228 million).
Performance-based compensation
The tables below analyse the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2022 £m	2021 £m	2020 £m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	349	313	22
Awards made in respect of earlier years	109	22	95
	458	335	117

	2022 £m	2021 £m	2020 £m
Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	128	110	30
Awards made in respect of earlier years	20	22	31
	148	132	61
Performance-based awards expensed in 2022 include cash awards amounting to £144 million (2021: £134 million; 2020: £12 million).
Average headcount
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2022	2021	2020
UK	62,587	64,250	67,881
Overseas	785	826	784
Total	63,372	65,076	68,665